Leases - Right-out-use assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Beginning of period	£ 3,735
Depreciation charge	848	£ 439	£ 185
End of period	5,154	3,735
Cost
Disclosure of maturity analysis of operating lease payments [line items]
Beginning of period	4,359	1,114
Additions	2,035	3,245
Acquired on acquisition	235
Foreign currency translation	(4)
End of period	6,625	4,359	1,114
Accumulated Depreciation
Disclosure of maturity analysis of operating lease payments [line items]
Beginning of period	(624)	(185)
Foreign currency translation	(1)
Depreciation charge	848	439
End of period	£ (1,471)	£ (624)	£ (185)